Leases (Details) - Schedule of Leases Were Presented on the Unaudited Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease assets	$ 1,562,367	$ 1,616,198	$ 746,973
Liabilities:
Operating lease liabilities	133,113	141,691	91,152
Operating lease liabilities	1,482,514	1,514,044	666,179
Total lease liabilities	$ 1,615,627	$ 1,655,735	$ 757,331